Components of Other Operating (Income) Expense, Net (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Components of Other Operating Income [Line Items]
(Gain) loss on sale of interests in subsidiaries and affiliates, net	[1]	¥ 1,716	¥ (7,753)	¥ (10,399)
(Gain) loss on sale, disposal or impairment of assets, net	[1],[2]	192,605	90,860	5,178
Other operating (income) expense, net		181,658	48,666	(235,219)
United States Head Quarters
Components of Other Operating Income [Line Items]
Gain on sale of building	[3]	(5,991)	(5,462)	(65,516)
Sony City Osaki
Components of Other Operating Income [Line Items]
Gain on sale of building	[3]	(4,914)	(4,914)	(42,322)
Music Publishing Catalog in Pictures Segment
Components of Other Operating Income [Line Items]
Gain on sales of intangible asset		(1,871)	(10,307)
M3, Inc.
Components of Other Operating Income [Line Items]
Remeasurement gain	[4]	¥ 113	(13,758)	(122,160)
(Gain) loss on sale of interests in subsidiaries and affiliates, net			¥ (12,793)	¥ (122,160)

[1]	Refer to Note 25.
[2]	Refer to Notes 9, 13 and 19.
[3]	Refer to Note 8.
[4]	Refer to Note 5.